CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flow from operating activities:
Net income	$ 22,682	$ 20,264
Adjustments to reconcile net income to net cash flow provided by operating activities:
Non-cash portion of credit loss provision	213	249
Share-based compensation expense	550	428
Depreciation and amortization expense	4,272	3,625
Amortization of debt issuance costs	162	47
Deferred income taxes	451	700
Changes in operating assets and liabilities, net of business combinations:
Pawn fees and service charges receivable	154	62
Merchandise inventories	1,805	975
Prepaid expenses and other assets	(185)	(2,670)
Accounts payable and accrued expenses	(459)	2,110
Income taxes payable, current	(4,051)	(596)
Net cash flow provided by operating activities	25,594	25,194
Cash flow from investing activities:
Loan receivables, net of cash repayments	5,773	3,136
Purchases of property and equipment	(5,674)	(4,704)
Acquisitions of pawn stores, net of cash acquired	(4,889)	(1,468)
Net cash flow used in investing activities	(4,790)	(3,036)
Cash flow from financing activities:
Borrowings from revolving credit facilities	2,500	0
Repayments of revolving credit facilities	(184,500)	(50,500)
Repayments of notes payable	(8,352)	(792)
Issuance of senior notes	200,000	0
Debt issuance costs paid	(5,909)	0
Proceeds from exercise of share-based compensation awards	0	8,422
Income tax benefit from exercise of stock options	0	7,218
Net cash flow provided by (used in) financing activities	3,739	(35,652)
Effect of exchange rates on cash	(257)	1,548
Change in cash and cash equivalents	24,286	(11,946)
Cash and cash equivalents at beginning of the period	70,643	50,285
Cash and cash equivalents at end of the period	$ 94,929	$ 38,339